Recent Accounting Pronouncements and Changes To Accounting Policies - Additional Information (Detail) - Increase (decrease) due to application of IFRS 9 [member] $ in Millions	Jan. 01, 2018 CAD ($)
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Investments reclassified from AFS to FVPL	$ (49.4)
Unrealized gains on reclassification	$ 0.9